Share Capital (Tables)	12 Months Ended
Dec. 31, 2011
Share Capital [Abstract]
Schedule Of Preferred Shares Outstanding

	Shares		Liquidation preference
			December 31, 2011	December 31, 2010
Series	authorized	issued
A	315,000	200,000	$271,677	$241,382
B	260,000	—	—	26,000
C	40,000,000	14,000,000	350,000	—